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                                SENTRY FUND, INC.
                             1800 North Point Drive
                             Stevens Point, WI 54481
                             Telephone (715) 346-6000




March 3, 2000




Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC   20549


         Re:      Sentry Fund, Inc.
                  File No. 2-34038



On behalf of Sentry Fund, Inc. (the "Fund"), in lieu of filing the Fund's current Statement of Additional Information pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), notice is hereby provided in accordance with Rule 497(j) under the Securities Act that the Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Statement of Additional Information contained in the most recent amendment to the Fund's Registration Statement (Post-Effective Amendment No. 38 to the Fund's Registration Statement filed on Form N-1A) which was filed electronically on or about February 28, 2000.

If you have any questions, please do not hesitate to call me directly at
(715)346-6373.


                                             Very truly yours,

                                             s/ Sue Brock

                                             Sue Brock
                                             Legal/Corporate Specialist